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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name: Radcliffe Capital Management, L.P. (formerly R.G. Capital Management, L.P., file no. 28-10367)
                 ---------------------------------------------------------
   Address:      50 Monument Road, Suite 300
                 ---------------------------------------------------------
                 Bala Cynwyd, PA 19004
                 ---------------------------------------------------------

Form 13F File Number: 28-10367
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maria R. McGarry
         -------------------------------
Title:   Chief Compliance Officer
         -------------------------------
Phone:   610-617-5900
         -------------------------------

Signature, Place, and Date of Signing:

       /s/ Maria R. McGarry            Bala Cynwyd, PA    August 8, 2011
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 38
                                        --------------------

Form 13F Information Table Value Total: $631,964
                                        --------------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

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                           FORM 13F INFORMATION TABLE

                                                      VALUE     SHARES/   SH/ PUT/  INVSTMT  OTHER          VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETN MANAGERS     SOLE       SHARED    NONE
------------------------- ---------------- --------- -------- ----------- --- ---- -------- -------- ----------- ----------- ------
Advanced Micro Devices
 Inc                      CONVRT BOND      007903AN7   56,182  54,693,000 PRN      SOLE               54,693,000
Affymetrix Inc            CONVRT BOND      00826TAG3   13,630  13,650,000 PRN      SOLE               13,650,000
Avatar Holdings Inc       CONVRT BOND      053494AG5    1,507   1,500,000 PRN      SOLE                            1,500,000
Cal Dive Intl Inc         CONVRT BOND      127914AB5   48,252  48,356,000 PRN      SOLE               48,356,000
CapitalSource Inc         CONVRT BOND      14055XAD4    3,008   3,000,000 PRN      SOLE                3,000,000
CapitalSource Inc         CONVRT BOND      14055XAE2   20,541  20,535,000 PRN      SOLE               20,535,000
CapitalSource Inc         CONVRT BOND      14055XAG7   43,552  42,014,000 PRN      SOLE               42,014,000
Charming Shoppes Inc      CONVRT BOND      161133AE3    3,598   3,992,000 PRN      SOLE                            3,992,000
Conceptus Inc             CONVRT BOND      206016AA5   16,229  16,405,000 PRN      SOLE               16,405,000
Energy Conversion Devices
 Inc                      CONVRT BOND      292659AA7      657   1,250,000 PRN      SOLE                            1,250,000
Euronet Worldwide Inc     CONVRT BOND      298736AF6   15,035  15,004,000 PRN      SOLE               12,004,000   3,000,000
Evergreen Solar Inc       CONVRT BOND      30033RAC2       99   1,000,000 PRN      SOLE                1,000,000
Evergreen Solar Inc       CONVRT BOND      30033RAE8    2,340   6,000,000 PRN      SOLE                3,000,000   3,000,000
GenCorp Inc               CONVRT BOND      368682AL4   15,501  15,482,000 PRN      SOLE               15,482,000
Goodrich Petroleum Corp   CONVRT BOND      382410AB4    2,752   2,750,000 PRN      SOLE                2,750,000
Greenbrier Cos Inc        CONVRT BOND      393657AD3   11,283  11,741,000 PRN      SOLE               11,741,000
Iconix Brand Group Inc    CONVRT BOND      451055AB3    1,582   1,505,000 PRN      SOLE                            1,505,000
Identive Group Inc        COMMON STOCK     45170X106      162      69,800 SH       SOLE                   69,800
Jazz Technologies Inc     CONVRT BOND      47214EAA0    1,204   1,200,000 PRN      SOLE                            1,200,000
Kemet Corp                CONVRT BOND      488360AB4   15,361  15,446,000 PRN      SOLE               15,446,000
L-1 Identity Solutions
 Inc                      CONVRT BOND      50212AAB2   21,430  21,460,000 PRN      SOLE               20,050,000   1,410,000
Level 3 Communications
 Inc                      CONVRT BOND      52729NBK5   57,674  57,833,000 PRN      SOLE               57,833,000
Lifetime Brands Inc       CONVRT BOND      53222QAB9   10,166  10,150,000 PRN      SOLE               10,150,000
Lucent Technologies Inc   CONVRT BOND      549463AG2    5,407   6,000,000 PRN      SOLE                            6,000,000
Lucent Technologies Inc   CONVRT BOND      549463AH0   53,969  54,997,000 PRN      SOLE               53,997,000   1,000,000
MF Global Holdings Ltd    CONVRT BOND      55276YAB2    1,043     905,000 PRN      SOLE                              905,000
Masco Corp                CONVRT BOND      574599BB1    5,098   9,500,000 PRN      SOLE                9,500,000
NII Holdings Inc          CONVRT BOND      62913FAJ1   56,750  56,565,000 PRN      SOLE               56,565,000
Nash Finch Co             CONVRT BOND      631158AD4    1,383   2,948,000 PRN      SOLE                            2,948,000
Pantry Inc/The            CONVRT BOND      698657AL7   14,807  14,860,000 PRN      SOLE               14,860,000
Powerwave Technologies
 Inc                      CONVRT BOND      739363AF6    1,097   1,190,000 PRN      SOLE                            1,190,000

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
SanDisk Corp              CONVRT BOND      80004CAC5   23,568  24,324,000 PRN      SOLE               24,324,000
School Specialty Inc      CONVRT BOND      807863AL9   17,854  17,800,000 PRN      SOLE               17,800,000
Spartan Stores Inc        CONVRT BOND      846822AE4    1,708   1,760,000 PRN      SOLE                            1,760,000
Standard Pacific Corp     CONVRT BOND      853763AA8   12,595  12,181,000 PRN      SOLE               12,181,000
SunPower Corp             CONVRT BOND      867652AA7   57,972  58,464,000 PRN      SOLE               54,249,000   4,215,000
THQ Inc                   CONVRT BOND      872443AB2      918   1,000,000 PRN      SOLE                            1,000,000
Transocean Inc            CONVRT BOND      893830AV1   16,051  16,109,000 PRN      SOLE              16,109,000


Records                          38 Total Mkt Value   631,964